CONDENSED INTERIM CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018
OPERATING ACTIVITIES
Net income (loss)	$ 13,704	$ 19,882	$ 33,995	$ 61,511
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization	5,285	5,287	16,197	15,823
Equity in losses (earnings) of joint ventures	(621)	(4,551)	602	(19,031)
Changes in accrued interest income on advances to joint ventures	(76)	(69)	(219)	(203)
Amortization of deferred debt issuance cost and fair value of debt assumed	631	175	1,746	538
Amortization in revenue for above market contract	916	916	2,716	2,716
Expenditure for drydocking	(284)	0	(3,146)	0
Gain (loss) on debt extinguishment	0	0	(1,030)	0
Changes in accrued interest expense	54	13	2,232	(509)
Receipts from repayment of principal on direct financing lease	1,053	0	3,092	0
Unrealized foreign exchange losses (gains)	55	119	105	260
Gain (loss) on the settlement of the derivatives	0	0	(199)	0
Proceeds from settlement of derivatives	0	0	1,398	0
Unrealized loss (gain) on derivative instruments	14	(516)	21	(1,692)
Non-cash revenue: tax paid directly by charterer	(214)	(204)	(636)	(615)
Non-cash income tax expense: tax paid directly by charterer	214	204	636	615
Deferred tax expense and provision for tax uncertainty	932	1,333	2,904	4,264
Issuance of units for Board of Directors' fees	39	40	194	200
Other adjustments	167	113	431	276
Changes in working capital:
Trade receivables	(3)	(31)	(3,212)	3,125
Inventory	(2)	8	183	27
Prepaid expenses and other receivables	(753)	967	(1,376)	(137)
Trade payables	87	(92)	39	158
Amounts due to owners and affiliates	(2,678)	1,783	559	976
Value added and withholding tax liability	1,002	1,100	2,845	2,814
Accrued liabilities and other payables	(91)	(1,071)	(1,065)	(5,739)
Net cash provided by (used in) operating activities	19,431	25,406	59,012	65,377
INVESTING ACTIVITIES
Expenditure for vessel and other equipment	(129)	0	(269)	0
Receipts from repayment of principal on direct financing lease	0	965	0	2,828
Net cash provided by (used in) investing activities	(129)	965	(269)	2,828
FINANCING ACTIVITIES
Proceeds from long-term debt	48,300	0	368,300	0
Proceeds from revolving credit facility due to owners and affiliates	0	0	3,500	5,400
Repayment of long-term debt	(11,165)	(11,365)	(331,251)	(34,094)
Payment of debt issuance costs	0	0	(5,797)	0
Repayment of amounts due to owners and affiliates	(34,000)	(6,000)	(34,000)	(17,500)
Repayment of customer loan for funding of value added liability on import	(438)	(1,240)	(438)	(3,699)
Net proceeds from issuance of common units	0	1,617	1,029	4,499
Net proceeds from issuance of 8.75% Series A Preferred Units	1,403	14,369	2,719	33,985
Cash distributions to limited partners and preferred unitholders	(18,417)	(18,212)	(55,183)	(54,142)
Proceeds from indemnifications received from Hegh LNG	0	(1,056)	0	(1,056)
Repayment of indemnifications received from Hoegh LNG	0	0	(64)	0
Net cash provided by (used in) financing activities	(14,317)	(21,887)	(51,185)	(66,607)
Increase (decrease) in cash, cash equivalents and restricted cash	4,985	4,484	7,558	1,598
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(52)	(40)	(44)	(93)
Cash, cash equivalents and restricted cash, beginning of period	48,035	40,342	45,454	43,281
Cash, cash equivalents and restricted cash, end of period	$ 52,968	$ 44,786	$ 52,968	$ 44,786